Appendix 3 Details of Due Dates of Payments to Suppliers (Tables)	12 Months Ended
Dec. 31, 2019
Details Of Due Dates Of Payments To Suppliers [Abstract]
Summary of Details of Due Dates of Payments to Suppliers

	Balance as of				Balance as of
	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Payments Up-to-Date	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	181,353	424,827	1,108,119	1,714,299	155,973	434,459	1,026,490	1,616,922
From 31 to 60 days	51,522	167,440	83,664	302,626	52,423	182,756	143,397	378,576
From 61 to 90 days	6,192	24,320	3,071	33,583	13,428	32,421	26,195	72,044
From 91 to 120 days	1,088	10,437	3,375	14,900	4,111	6,679	10,815	21,605
From 121 to 365 days	10,394	5,528	98,859	114,781	469	5,715	82,893	89,077
More than 365 days	—	4,318	167,190	171,508	4,606	11,889	205,251	221,746

Total	250,549	636,870	1,464,278	2,351,697	231,010	673,919	1,495,041	2,399,970

	Balance as of				Balance as of
	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers details	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Suppliers for energy purchase	94,284	59,014	1,253,815	1,407,113	—	—	1,264,284	1,264,284
Suppliers for fuel and gas purchases	19,102	7,834	—	26,936	—	—	19,296	19,296
Accounts payable for asset purchases	16,670	381	10,868	27,919	124,523	—		124,523
Accounts payable for goods and services	124,702	640,508	199,595	964,805	109,576	708,456	102,331	920,363
Accounts payable with CAMMESA EDESUR	—	—	—	—	—	—	257,715	257,715

Total	254,758	707,737	1,464,278	2,426,773	234,099	708,456	1,643,626	2,586,181

	Balance as of				Balance as of
	12-31-2019				12-31-2018
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers with Payments Overdue	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Up to 30 days	2,209	70,595	—	72,804	3,089	34,104	—	37,193
From 31 to 60 days	—	—	—	—	—	—	—	—
From 61 to 90 days	—	—	—	—	—	—	—	—
From 91 to 120 days	—	—	—	—	—	—	—	—
From 121 to 365 days	—	—	—	—	—	—	—	—
More than 365 days	—	272	—	272	—	433	148,585	149,018

Total	2,209	70,867	—	73,076	3,089	34,537	148,585	186,211